Segment Information - Schedule of CODM and the Reconciliation Thereof to the Net Loss (Details) - CAD ($) $ in Thousands		3 Months Ended			9 Months Ended
		Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		$ 80,631		$ 101,060	$ 247,184	$ 323,915
Operating expenses, net of share-based compensation and non-recurring items	[1]	(68,527)		(54,220)	(177,846)	(151,004)
Adjusted EBITDA	[1]	12,104		46,840	69,338	172,911
Share-based compensation		(4,810)		(3,018)	(11,749)	(8,610)
Non-recurring items	[2]	(415)		(614)	(1,221)	(1,836)
Depreciation		(22,574)		(26,168)	(66,768)	(77,991)
Amortization		(8,766)		(11,314)	(26,106)	(33,852)
Other operating (losses) gains, net		(27)		251	(82,081)	4,070
Operating (loss) income		(24,488)		5,977	(118,587)	54,692
Interest expense		(54,820)		(54,197)	(155,224)	(164,492)
Loss on changes in fair value of financial instruments		(89,510)		(63,120)	(577,256)	(109,780)
Interest and other income		4,962		5,718	10,975	18,760
Gain on repurchase of debt						6,896
Gain (loss) on foreign exchange		3,179		(32,282)	(34,027)	84,808
Loss before income taxes		(160,677)		(137,904)	(874,119)	(109,116)
Tax recovery		3,455		16,821	7,398	12,105
Net loss		(157,222)	$ (433,206)	(121,083)	(866,721)	(97,011)
Capital expenditures		347,149		139,836	646,258	524,606
Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		35,991		48,615	107,595	154,897
Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		41,388		50,503	131,162	159,936
Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		3,252		1,942	8,427	9,082
GEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		78,947		100,515	242,695	321,395
Operating expenses, net of share-based compensation and non-recurring items	[1]	(42,557)		(36,765)	(108,027)	(97,353)
Adjusted EBITDA	[1]	36,390		63,750	134,668	224,042
Capital expenditures		3,199		739	5,382	2,998
GEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		35,991		48,615	107,595	154,897
GEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		41,341		50,503	131,050	159,936
GEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		1,615		1,397	4,050	6,562
Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue	[3]
Operating expenses, net of share-based compensation and non-recurring items	[1],[3]	(1,791)		(979)	(5,534)	(2,923)
Adjusted EBITDA	[1],[3]	(1,791)		(979)	(5,534)	(2,923)
Capital expenditures	[3]
Other [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue	[3]
Other [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue	[3]
Other [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue	[3]
LEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		1,684		545	4,489	2,520
Operating expenses, net of share-based compensation and non-recurring items	[1]	(24,179)		(16,476)	(64,285)	(50,728)
Adjusted EBITDA	[1]	(22,495)		(15,931)	(59,796)	(48,208)
Capital expenditures		343,950		139,097	640,876	521,608
LEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue
LEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		47			112
LEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Loss [Line Items]
Revenue		$ 1,637		$ 545	$ 4,377	$ 2,520

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments include severance payments and special compensation and benefits.
[3]	Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.